Note 13 - Financial assets at amortised cost- Loans and advances to customers (Details) - Customers [Member] - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
On demand [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 2,844,000,000	€ 3,050,000,000
Credit Card Debt [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	13,283,000,000	16,354,000,000
Trade Receivables [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	14,142,000,000	17,276,000,000
FinancialLeaseMember [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	8,113,000,000	8,711,000,000
Repurchase Agreements [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	947,000,000	26,000,000
Other Term Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	342,180,000,000	332,160,000,000
Advances That Are Not Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	5,704,000,000	4,784,000,000
Total
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 387,212,000,000	€ 382,360,000,000